Supplemental Information (Derivatives) (Tables)	12 Months Ended
Dec. 31, 2015
Summary Of Derivative Instruments [Abstract]
Fair value of derivatives
FAIR VALUE OF DERIVATIVES

	2015		2014
December 31 (In millions)	Assets	Liabilities	Assets	Liabilities

Derivatives accounted for as hedges
Interest rate contracts	$4,132	$158	$5,835	$461
Currency exchange contracts	1,109	1,383	2,579	884
Other contracts	-	-	-	2
	5,241	1,541	8,414	1,347

Derivatives not accounted for as hedges
Interest rate contracts	119	44	79	24
Currency exchange contracts	1,715	4,048	1,182	3,439
Other contracts	315	49	237	40
	2,149	4,141	1,498	3,503

Gross derivatives recognized in statement of
financial position
Gross derivatives	7,391	5,681	9,911	4,851
Gross accrued interest	1,001	(13)	1,389	(30)
	8,392	5,668	11,300	4,821

Amounts offset in statement of financial position
Netting adjustments(a)	(4,326)	(4,326)	(3,875)	(3,892)
Cash collateral(b)	(1,784)	(642)	(3,695)	(445)
	(6,110)	(4,968)	(7,570)	(4,337)

Net derivatives recognized in statement of
financial position
Net derivatives	2,282	700	3,731	485

Amounts not offset in statement of
financial position
Securities held as collateral(c)	(1,277)	-	(3,114)	-

Net amount	$1,005	$700	$617	$485

(a) The netting of derivative receivables and payables is permitted when a legally enforceable master netting agreement exists. Amounts include fair value adjustments related to our own and counterparty non-performance risk. At December 31, 2015 and 2014, the cumulative adjustment for non-performance risk was insignificant and $16 million, respectively.

(b) Excluded excess cash collateral received and posted of $48 million and $379 million at December 31, 2015, respectively, and $63 million and $195 million at December 31, 2014, respectively.

(c) Excluded excess securities collateral received of $107 million and $471 million at December 31, 2015 and 2014, respectively.

Cash flow hedges
CASH FLOW HEDGE ACTIVITY
			Gain (loss) reclassified
	Gain (loss) recognized in AOCI		from AOCI into earnings
(In millions)	2015	2014	2015	2014

Interest rate contracts	$(1)	$(1)	$(130)	$(234)
Currency exchange contracts	(907)	(541)	(784)	(641)
Commodity contracts	(5)	(4)	(4)	(3)
Total(a)	$(913)	$(546)	$(918)	$(878)

(a) Gain (loss) is recorded in GE Capital revenues from services, interest and other financial charges, and other costs and expenses when reclassified to earnings.